SEGMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Revenues	$ 5,610,000,000	$ 5,563,000,000	$ 16,926,000,000	$ 15,411,000,000
Gross profit	2,643,000,000	2,801,000,000	8,283,000,000	8,469,000,000
Research and development expenses	545,000,000	663,000,000	1,488,000,000	1,427,000,000
Selling and marketing expenses	860,000,000	940,000,000	2,791,000,000	2,731,000,000
Segments Profitability	378,000,000	765,000,000	(4,467,000,000)	2,291,000,000
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,771,000,000	2,079,000,000	5,441,000,000	5,772,000,000
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	3,007,000,000	3,259,000,000	9,143,000,000	8,274,000,000
Gross profit	1,158,000,000	1,590,000,000	3,844,000,000	3,861,000,000
Research and development expenses	162,000,000	185,000,000	553,000,000	448,000,000
Selling and marketing expenses	377,000,000	423,000,000	1,202,000,000	1,178,000,000
Segments Profitability	619,000,000	982,000,000	2,089,000,000	2,235,000,000
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,034,000,000	2,048,000,000	6,119,000,000	6,471,000,000
Gross profit	1,757,000,000	1,783,000,000	5,362,000,000	5,632,000,000
Research and development expenses	217,000,000	228,000,000	722,000,000	702,000,000
Selling and marketing expenses	388,000,000	458,000,000	1,288,000,000	1,393,000,000
Segments Profitability	$ 1,152,000,000	$ 1,097,000,000	$ 3,352,000,000	$ 3,537,000,000